Taxes (Details 3) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 526,985	$ 534,210
Income taxes payable	1,108,823	1,256,580
Other taxes payable	11,375	11,600
Totals	$ 1,647,183	$ 1,802,390